Acquisitions and Disposition of Oil and Gas Properties - Additional Information (Detail) (USD $)	1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			6 Months Ended					12 Months Ended	1 Months Ended
	Sep. 29, 2011	Jul. 29, 2011 Installment	Jun. 30, 2012	Dec. 31, 2011	Aug. 23, 2011	May 25, 2011	Jun. 30, 2012 Minimum	Jun. 30, 2012 Maximum	May 25, 2011 Promissory Notes	Jun. 30, 2012 Colorado And Kansas	Jun. 30, 2012 Colorado And Kansas Minimum	Jun. 30, 2012 Colorado And Kansas Maximum	Jun. 30, 2012 Wyoming And Montana	Jun. 30, 2012 Colorado And Kansas Mcf bbl	Dec. 31, 2011 Colorado And Kansas bbl Mcf	Dec. 31, 2011 Amended And Restated Purchase And Sale Agreement	Jun. 30, 2011 Amended And Restated Purchase And Sale Agreement	Oct. 15, 2011 Amended And Restated Purchase And Sale Agreement	Sep. 15, 2011 Amended And Restated Purchase And Sale Agreement	Aug. 15, 2011 Amended And Restated Purchase And Sale Agreement	Jul. 29, 2011 Amended And Restated Purchase And Sale Agreement	May 25, 2011 Promissory Notes	Jun. 30, 2012 Separate Interests	Oct. 01, 2011 Separate Interests	Feb. 29, 2012 Niobrara County Wyoming
Business Combination, Separately Recognized Transactions [Line Items]
Purchase price of property	$ 5,120,194				$ 5,101,047	$ 10,000,000															$ 11,000,000		$ 5,101,047
Initial Payment						500,000			9,500,000									3,200,000.00	3,200,000.00	3,700,000.00	900,000.00	9,500,000
Funds paid contemporaneously with the execution of PSA		400,000																			400,000.00
Purchase price of property		10,100,000																			10,100,000
Promissory note due date			Jul. 01, 2011														Jul. 01, 2011
Date of Company entered into purchase and sale agreement																Jul. 29, 2011	May 25, 2011
Net proceeds from oil and gas sales		766,728	1,108,709
Business Acquisition, percentage of voting Interest Acquired			100.00%	100.00%
Additional Consideration for sellers on oil reserves														150,000	250,000
Number of barrels require for additional consideration														20,000	20,000
Number of units required for additional consideration														150,000	150,000
Number of Consecutive days for incremental purchase consideration			61 days												60 days
Maximum increase in purchase price										5,000,000			25,000,000		5,000,000
Recognized Gain					2,479,934																		2,479,934
Interest, included in purchase price	121,241
Percentage payable to sellers per annum		10.00%
Number of installment for remaining principle balance		3
Acquisition of the contractual rights associated with separate interests			Jul. 29, 2011
Additional Consideration for sellers on oil reserves														250,000
Possible reserve factor											1	5
Increase in oil price per barrel							90	100				100
Reserve factor multiplier effect										2
Sellers retained interest			70.00%	70.00%
Percentage of Recovery received			125.00%	125.00%
Accrual amount due to increase in oil price			500,000
Maximum future consideration			11,000,000 [1]	11,000,000 [2]			5,200,000	19,800,000
Increase in administrative cost under an operating agreement				15,000																				15,000
Gross proceeds from selling of working interest and related lease																									1,109,000
Net proceeds from sale of working interest and related lease																									826,000
Asset retirement obligations, net of current portion			599,840	637,842																					16,000
Gain after reduction of net book value of property																									$ 533,048
Overriding royalty interest																									2.575%
Sale comprises, percentage of barrels of oil																									1.60%
Company's discontinued future net revenues prior to the sale																									2.20%

[1]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the final purchase allocation under generally accepted accounting principles.
[2]	Note that the values shown in this table are the allocation amounts attributable to the proved developed zones agreed to between the Company and the Sellers, before purchase adjustments for pre-acquisition net revenues received, oil in tanks and contingent purchase price adjustments. These adjustments do not modify the agreed upon value for purposes of the adjustments discussed above but will affect the purchase allocation under GAAP.